ACQUISITIONS (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2011 NouvEON	Dec. 31, 2011 NouvEON	Jul. 01, 2011 NouvEON Trademark	Jul. 01, 2011 NouvEON Customer relationship	Jul. 01, 2011 NouvEON Backlog
ACQUISITIONS
Ownership interest acquired (as a percent)					100.00%
Purchase price					$ 14,160
Cash consideration paid	9,004					6,757
Fair value of contingent consideration					7,403
Net liabilities assumed:
Current assets					830
Current liabilities					(1,879)
Total					(1,049)
Intangible assets acquired:
Intangible assets acquired							2,900	3,300	283
Goodwill		102,222	102,659	37,348	10,930
Deferred tax liability					(2,204)
Total					15,209
Total consideration					14,160
Estimated useful lives
Estimated useful lives								4 years	1 year
Pro forma financial information
Net revenues						225,390
Net income						$ 17,260
Net income per share
Basic (in dollars per share)						$ 0.43
Diluted (in dollars per share)						$ 0.40